OTHER EVENTS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Schedule of Business Optimization, Restructuring Costs
The following tables summarize the activities related to the Company’s restructuring initiatives for the fiscal year 2025:

Cost
Workforce reduction	43,764
Office reduction	4,885
Other Costs	3,341
TOTAL	51,990